Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	Supplemental Cash Flow Information
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	September 30, 2021	December 31, 2020	September 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	235,973	348,785	376,563	353,241
Restricted cash – current	11,323	11,144	15,916	56,777
Restricted cash – non-current	40,328	45,961	50,068	44,849
Assets held for sale – cash	—	—	—	1,121
Assets held for sale – restricted cash	—	—	—	337,000
	287,624,000	405,890,000	442,547,000	456,325,000

The Company maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 10), performance bond collateral, leasing arrangements, project tenders and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.